Share capital and other equity - Cumulative preference shares (Details)	1 Months Ended
Dec. 31, 2021 shares
5 1/2% Cumulative Preference Shares
Number of own shares purchased	157,546
Dividend rate	5.50%
11% Cumulative Preference Shares
Number of own shares purchased	259,314
Dividend rate	0.11%